Capital Stock and Other Capital Related Accounts	12 Months Ended
Dec. 31, 2017
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Capital Stock and Other Capital Related Accounts
23.	CAPITAL STOCK AND OTHER CAPITAL RELATED ACCOUNTS

	12.31.2017	12.31.2016
Capital stock	59,602,649	56,602,649
Adjustment to capital	151,390,644	151,390,644
Share premium	2,047,627,791	183,902,074
Other capital adjustments (Note 16)	(435,241,562)	(403,406,965)
Merger premium	98,721,206	98,721,206

Total	1,922,100,728	87,209,608

The issued, paid-in and registered capital, consists of:

	12.31.2017	12.31.2016
Common stock with a face value of $ 0.1 per share
and entitled to 1 vote each, fully paid-in (Note 31)	596,026,490	566,026,490

On November 1, 2017, Loma Negra CIASA made a public offering of shares on the New York and Buenos Aires Stock Exchanges.

The Company offered a subscription of ordinary, book-entry shares with a par value of $ 0.10 each and one vote per share for a total of up to 30,000,000 common shares to be issued in accordance with the capital increase provided by the competent bodies of the society.

The new shares were offered to the investing public in Argentina simultaneously with the public offering of the new shares represented in American Depositary Shares (“ADSs”) in the United States and together with the public offering of existing shares of Loma Negra Holding GmbH. After the pre-emptive subscription and accretion exercise of the Company’s current shareholders, the new shares were awarded for 20,940,252 shares in the Local Offer and 9,000,000 shares represented by 1,800,000 ADSs in the International Offer. Each ADS represents 5 ordinary shares. The final subscription price was set at $ 66.78 (US $ 3.8) per ordinary share and $ 333.89 (US $ 19) for each ADS. The date of issue and liquidation was established on November 3, 2017 and the integration was made in dollars and pesos at the applicable exchange rate. This placement represented a capital increase of 1,866,725,717 net of commissions, discounts and expenses.

By virtue of the facts described in the preceding paragraph, as of November 1, 2017, the capital of the Company amounts to 59,602,649, represented by 596,026,490 common shares of $ 0.10 par value each and one vote per share.

The Company accounted for the acquisition of the 2.36% of equity share in Cofesur S.A., which was approved by Government in March, 2017. Since the Company had acquired such participation from Camargo Correa S.A., it applied its accounting policy for acquisitions of entities under common control and recognized the participation at their carrying amount, being the excess of the purchase price over such amount disclosed in Equity under the caption Other capital adjustments.